Total Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Total Operating Expenses

	2017	2016	2015
	(Euros in thousands)
Manufacturing costs	13,567	3,162	5,878
IP and license costs	1,858	1,167	1,112
Personnel related R&D	6,673	3,285	2,997
Other research and development costs	12,027	10,810	6,194

Total research and development costs	34,125	18,424	16,181

Management and administration costs	13,697	4,258	768

Litigation costs	1,039	1,490	4,419
Other operating expenses	8,356	6,219	3,648

Total other expenses	9,395	7,709	8,067

Total operating expenses	57,217	30,391	25,016

Breakdown of Other Research and Development Costs

A breakdown of other research and development costs is presented as follows:

	2017	2016	2015
	(Euros in thousands)
Discovery and pre-clinical costs	2,473	5,185	2,534
Clinical costs	5,919	3,409	1,883
Consumables	2,149	1,055	979
Other research and development costs	1,486	1,161	798

Total other research and development costs	12,027	10,810	6,194

Operating Expenses by Nature

Operating expenses presented by nature are outlined below:

	2017	2016	2015
	(Euros in thousands)
Contract manufacturing	13,567	3,162	5,878
Other external and outsourced costs	22,333	18,885	15,012
Employee costs & related benefits	20,999	8,110	3,933
Depreciation and amortization	318	234	193

Total operating expenses	57,217	30,391	25,016